Shareholder Report, Line Graph (Details) 195661_Teucrium 2x Long Daily XRP ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Apr. 07, 2025	Dec. 31, 2025
Teucrium 2x Long Daily XRP ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Teucrium 2x Long Daily XRP ETF NAV
Accumulated Value	$ 10,000	$ 4,062
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 13,648